Business and Organization (Narratives) (Details)	12 Months Ended
Dec. 31, 2012 sqft property tenant
Business and Basis of Presentation
Number of tenants	144
Occupancy rate	96.90%
Percentage of general and limited partnership interest	99.985%
Special member interest	0.015%
Business Disclosures Other
Number of real estate properties	498
Area of real estate property	47,000,000
Hotel [Member]
Business Disclosures Other
Number of real estate properties	2
Area of real estate property	200,000